Stock-based compensation - Stock options valuation assumptions (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock-based compensation
Risk-free rate	3.53%	2.52%
Expected equity volatility	58.21%	57.63%
Weighed average share price	$ 45.12	$ 32.18